SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
17	SUBSEQUENT EVENTS

Subsequent to the six months ended June 30, 2014, on July 2 and July 28, 2014, Tonaquint converted $48,150 of the original note of $155,650 borrowed on October 11, 2013, including interest, original issue discount and fees, into 397,893 Common shares of the Company at an average issue price of $0.1210 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

On July 30, 2014,the Licensor, Novas Energy Group, agreed to waive the $150,000 license fee which was payable on June 30, 2014 in terms of the addendum to the Licensing Agreement disclosed in note 6 above.

On August 1 and August 8, 2014, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, additional new, qualified investors, acquired a further 3,849,997 units of the Company at a price of $0.15 per unit, each unit consisting of one share of Common Stock and half a five year warrant exercisable for one share of common stock at an exercise price of $0.25 per share, for net proceeds of $502,425 after deducting placement agent fees of $75,075.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2014 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than as set forth above.

SUBSEQUENT EVENTS.
18	SUBSEQUENT EVENTS

On January 16, 2014, the Company exercised its call right on the Gel Properties back end notes issued on July 30, 2013, each note having a face value of $50,000 (the Convertible Notes ) in exchange for two $50,000 back end notes (the Back End Notes ). The Back End Notes are due and payable on June 1, 2014 and August 1, 2014 respectively. The Convertible Notes are convertible into common stock of the Company and each bear interest at the rate of 6% per annum, which interest is payable in common stock. The conversion price, as well as the formula for determining the number of shares needed to pay the interest on the note, is 65% of the lowest closing price for any five trading days prior to conversion or payment of interest. The holder may only convert the note following the expiration of the requisite holding period under Rule 144 of the Securities Act of 1933. Payments of interest (in common stock pursuant to the formula outlined above) are made upon demand by the holder at any time at the holder s discretion following the expiration of the requisite Rule 144 holding period. The Convertible Notes are redeemable by the Company at any time at a premium over the principal amount due of 50%.

On January 22, 2014, the Company entered into a consultancy agreement with a consultant whereby the consultant agreed to provide the Company business consulting services for a period of one year. The consultant will be issued 500,000 shares of Common Stock of the Company as the total compensation due under this consulting agreement.

On March 14, 2014, the Company amended its articles of incorporation by designating 500,000 of the remaining 5,000,000 undesignated preferred shares (see note 11 above) as Series B Convertible, Redeemable Preferred Stock ( Series B Shares ).

The terms attached to the Series B Shares are summarized below:

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series B Shares shall be entitled to receive, prior and in preference to any distribution of any assets of the Company to the holders of any other preferred stock of the Company and subordinate to any distribution to the Series A-1 Shares, and prior and in preference to any distribution of any assets of the Company to the holders of the Common Stock, the amount of 120% of the issue price per share (the "Liquidation Preference").

Dividends

(a)

The holders of the Series B Shares shall be entitled to receive cumulative dividends at the rate of eight percent (8%) per annum of the issue price per share, accrued daily and payable annually in arrears on December 31st of each year ( Dividend Date ). Such dividends shall accrue on any given share from the day of original issuance of such share. Such dividends shall be cumulative, whether or not declared by the Board of Directors, but shall be non-compounding.

(b)	Any dividend payable on a dividend payment date may be paid, at the option of the Company, either (i) in cash or (ii) in shares of common stock at an issue price of $0.10 per common share.

(c)	Nothing contained herein shall be deemed to establish or require any payment or other charges in excess of the maximum permitted by applicable law.

(d)

In the event that pursuant to applicable law or contract the Company shall be prohibited or restricted from paying in cash the full dividends to which the holders of the Series B Shares shall be entitled, the cash amount available pursuant to applicable law or contract shall be distributed among the holders of the Series B Shares ratably in proportion to the full amounts to which they would otherwise be entitled and any remaining amount due to holders of the Series B Shares shall be payable in cash.

Conversion

 The holders of the Series B Preferred Shares shall have conversion rights as follows:

(a)

Each share of the Series B Shares shall be convertible at any time prior to the issuance of a redemption notice by the Company into such number of shares of Common Stock by dividing the Stated value ($10) of the Series B Share by $0.10 and shall be subject to adjustment for dividends or distributions made in common stock, the issue of securities convertible into common stock, stock splits, reverse stock splits, or reclassifications of common stock. No adjustments will be made to the conversion rights or conversion price for any reorganization other than to be entitled to receive the same benefits as if the shares were converted immediately prior to such reorganization. No conversion will take place if the holder of the Series B Shares will beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after conversion. As of the date hereof, each Series B Share converts into 100 shares of common stock.

(b)

The conversion right of the holders of Series B Shares shall be exercised by the surrender of the certificates representing shares to be converted to the Company, accompanied by written notice electing conversion.

(c)

No fractional shares of Common Stock or script shall be issued upon conversion of Series B Shares. The Company shall pay a cash adjustment in respect to such fractional interest based upon the fair value of a share of Common Stock, as determined in good faith by the Company s Board of Directors.

(d)

All shares of Common Stock issued upon conversion of Series B Shares will upon issuance be validly issued, fully paid and non-assessable. All certificates representing Series B Shares surrendered for conversion shall be appropriately canceled on the books of the Company and the shares so converted represented by such certificates shall be restored to the status of authorized but unissued shares of preferred stock of the Company.

No Circumvention

The Company shall not amend its certificate of incorporation, or participate in any reorganization, sale or transfer of assets, consolidation, merger, dissolution, issue or sale of securities or any other voluntary action for the purpose of avoiding or seeking to avoid the observance or performance of any of the terms to be observed or performed by the Company.

Voting Rights

Each holder of Series B Shares shall be entitled to vote on all matters submitted to a vote of the stockholders of the Company and shall be entitled to votes equal to the number of shares of Common Stock into which Series B Shares could be converted, and (b) the holders of shares of Series B Shares and Common Stock shall vote together as a single class on all matters submitted to the stockholders of the Company.

Company Redemption

The Company shall have the right, at any time after the date the Series B Shares have been issued, to redeem all or a portion of any Holder's Series B Shares at a price per Series B Share equal to the issue price per Series B Share multiplied by 120%.

Subsequent to year end, on March 27, 2014, we entered into a Securities Purchase Agreement with an individual, pursuant to which the individual agreed to purchase and we agreed to sell 75,000 Series B Shares at an issue price of $10 per share for net proceeds of $750,000. Of the total proceeds of $750,000, $550,000 was received on deposit, prior to the issuance of the Series B Preferred shares.

The proceeds received above, were used to repurchase the following convertible notes outstanding (Refer note 8 above):

i.

On February 7, 2014, the unsecured promissory note issued to Asher Enterprises on July 29, 2013 with a face value of $53,000, was repaid for $73,687, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

ii.

On February 10, 2014, the unsecured promissory note issued to Gel Properties on July 30, 2013 with a face value of $52,500, was repaid for $72,538, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

iii.

On February 21, 2014, the unsecured promissory note issued to Asher Enterprises on September 4, 2013 with a face value of $42,500 was repaid for $58,884, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

iv.

On March 6, 2014, the funds of $50,000 borrowed on December 9, 2013 under the unsecured promissory note for $275,000, including interest, original issue discount and fees, amounting to a total of $64,960, was repaid for $58,000 before the once-off interest charge of $6,960 came into effect. The Company has no further obligations under this note.

v.

On March 11, 2014, one of the two $50,000 unsecured back end promissory note exercised on January 16, 2014, was repaid for $62,950, inclusive of interest and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

vi.

On March 28, 2014, the unsecured promissory note issued to Asher Enterprises on October 3, 2013 with a face value of $32,500 was repaid for $45,086, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

vii.

On March 31, 2014, the unsecured promissory note issued to LG Capital Funding, LLC, with a face value of $51,500 was repaid for $95,172, inclusive of interest, original issue discounts and early settlement penalty accrued thereon. The Company has no further obligations under this note.

On January 7 and 21, February 10 and 27 and March 26, 2014, funds of $125,000, borrowed from JMJ Financial under an unsecured promissory note for $275,000, including interest, original issue discount and fees, amounting to a total of $162,400 was converted into a total of 1,766,957 Common shares of the Company, see note 8 above.

On March 12 and 17, 2014, funds of $50,000 borrowed from Vista Capital under an unsecured promissory note for $250,000, including interest, original issue discount and fees, amounting to a total of $61,600, was converted into 720,690 Common shares of the Company, see note 8 above.

During March 2014, we amended the perpetual royalty bearing license agreement in place with Novas Energy Group Limited, granting us the exclusive right to develop, use, market and commercialize the Technology under the license agreement for ourselves and/or third parties, sublicense and provide services to third parties related to the license agreement in the United States and Mexico including all of its states, districts, territories, possessions and protectorates. The amended license agreement also provides Novas with the right to design and have manufactured the apparatus and to make modifications and improvements to the Technology provided that the Licensor is provided a non-exclusive license to any such improvements and modifications and any patent rights of Novas related to the Technology.  The license is limited to the United States and Mexico.

In terms of the license agreement, we are liable to pay the licensor a royalty equal to seven and a half percent (7.5%) of Net Service Sales (as defined in the license agreement) and Non-Royalty Sublicensing Consideration (as defined in the license agreement) and provides for a minimum royalty payment of $500,000 per year from United States operations and $500,000 per year from Mexican operations; however, no minimum royalty payment is due prior to the three year anniversary of the license agreement for revenue derived from the United States operations and no minimum royalty is due prior to December 31, 2015 for revenue derived from Mexico. All royalty payments made by us as well as sublicensing revenue paid by us to Licensor are credited towards the minimum royalty payment. Royalties based on revenue derived from operations in one territory can be used to satisfy obligations for minimum royalty payments in the other territory. If the minimum royalty is not timely paid, the Licensor has the right to terminate the license with respect to a particular territory and if the minimum royalty payment for both territories is not paid, to terminate the license agreement.

We are also obligated to pay a license fee of $150,000 on or prior to June 30, 2014 for the additional rights under the amended license agreement. The Licensor is responsible for the cost of filing prosecuting and maintaining the patents and we are responsible for costs of obtaining marketing approvals.   The Licensor has the right to terminate the license agreement upon our breach or default.  If Licensor dissolves, becomes insolvent or engages in or is the subject of any other bankruptcy proceeding then the technology and patent rights in the United States shall become our property.

The minimum commitments due under the license agreement for the next five years are summarized as follows:

Amount

2014	$150,000
2015	700,000
2016	1,000,000
2017	1,000,000
2018	1,000,000
$3,850,000

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2013 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than as set forth above.